Goodwill and Intangible Assets (Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Intangible Assets [Line Items]
Amortizable intangible assets, Gross Carrying Amount	$ 38.5		$ 40.8
Amortizable intangible assets, Accumulated Amortization or Allocated to Solar Energy System	(20.8)		(15.2)	[1]
Amortizable intangible assets, Net Carrying Amount	17.7		25.6	[1]
Indefinite lived assets, Gross Carrying Amount	144.2		144.8
Indefinite lived assets, Accumulated Amortization or Allocated to Solar Energy System	(47.7)		(21.2)
Indefinite lived assets, Net Carrying Amount	96.5		123.6
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
Amortization, 2012	6.9
Amortization, 2013	4.4
Amortization, 2014	1.7
Amortization, 2015	1.2
Amortization, 2016	0.5
In-process Technology [Member]
Intangible Assets [Line Items]
Indefinite lived assets, Gross Carrying Amount	0.9		1.5
Indefinite lived assets, Accumulated Amortization or Allocated to Solar Energy System	0		0
Indefinite lived assets, Net Carrying Amount	0.9		1.5
Power Plant Development Arrangements [Member]
Intangible Assets [Line Items]
Indefinite lived assets, Gross Carrying Amount	143.3		143.3
Indefinite lived assets, Accumulated Amortization or Allocated to Solar Energy System	(47.7)		(21.2)
Indefinite lived assets, Net Carrying Amount	95.6		122.1
Favorable Energy Credits [Member]
Intangible Assets [Line Items]
Amortizable intangible assets, Weighted-Average Amortization Period	7
Amortizable intangible assets, Gross Carrying Amount	14.2		14.2
Amortizable intangible assets, Accumulated Amortization or Allocated to Solar Energy System	(9.0)		(6.1)
Amortizable intangible assets, Net Carrying Amount	5.2		8.1
Customer Relationships [Member]
Intangible Assets [Line Items]
Amortizable intangible assets, Weighted-Average Amortization Period	6
Amortizable intangible assets, Gross Carrying Amount	5.7	[1]	5.7	[1]
Amortizable intangible assets, Accumulated Amortization or Allocated to Solar Energy System	(2.4)	[1]	(1.6)
Amortizable intangible assets, Net Carrying Amount	3.3		4.1
Trade Name [Member]
Intangible Assets [Line Items]
Amortizable intangible assets, Weighted-Average Amortization Period	15
Amortizable intangible assets, Gross Carrying Amount	4.1		4.1
Amortizable intangible assets, Accumulated Amortization or Allocated to Solar Energy System	(0.9)		(0.6)
Amortizable intangible assets, Net Carrying Amount	3.2		3.5
Internally Developed Software [Member]
Intangible Assets [Line Items]
Amortizable intangible assets, Weighted-Average Amortization Period	4
Amortizable intangible assets, Gross Carrying Amount	1.3		1.7
Amortizable intangible assets, Accumulated Amortization or Allocated to Solar Energy System	(1.3)		(1.0)
Amortizable intangible assets, Net Carrying Amount	0		0.7
Developed Technology [Member]
Intangible Assets [Line Items]
Amortizable intangible assets, Weighted-Average Amortization Period	5
Amortizable intangible assets, Gross Carrying Amount	12.0	[1]	13.9	[1]
Amortizable intangible assets, Accumulated Amortization or Allocated to Solar Energy System	(6.0)	[1]	(5.5)
Amortizable intangible assets, Net Carrying Amount	6.0		8.4
Noncompete Agreements [Member]
Intangible Assets [Line Items]
Amortizable intangible assets, Weighted-Average Amortization Period	1
Amortizable intangible assets, Gross Carrying Amount	1.2		1.2
Amortizable intangible assets, Accumulated Amortization or Allocated to Solar Energy System	(1.2)		(0.4)
Amortizable intangible assets, Net Carrying Amount	0		0.8
FRV US [Member] | Power Plant Development Arrangements [Member]
Intangible Assets [Line Items]
Acquired Indefinite-lived Intangible Asset, Amount	$ 82.6

[1]	These intangibles represent the amounts acquired in the SunEdison, Solaicx and other acquisitions. The useful life for in-process technology will be determined once the research and development process is complete and, at that time, amortization of the asset will begin.